Asset Impairment - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2013 Rigs	Dec. 31, 2011 Rigs	Dec. 31, 2013 Rigs	Dec. 31, 2012	Dec. 31, 2011 Rigs
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Number of rigs combined		2			2
Current estimated cost of rigs		$ 385,000,000			$ 385,000,000
Estimated total capitalized interest		50,700,000			50,700,000
Carrying value of rigs		339,500,000			339,500,000
Impairments and other charges		170,000,000	0	0	170,000,000
Asset Impairment charge after tax		109,100,000
Fair value of rigs		169,500,000			169,500,000
Discounted rate of interests		10.00%
Number of Land Rigs classification assets held for sale	2		5
Number of rigs expected to be sold during the year			3
Impairment of property, plant and equipment			0	0	170,000,000
Charge related to final settlement for a bankruptcy proceeding		1,400,000			1,400,000
Assets Held for Sale and Used [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment of property, plant and equipment	1,900,000
Assets Held for Sale and Used [Member] | Level 3 [Member]
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Impairment of property, plant and equipment	$ 600,000